Offerings - Offering: 1	Aug. 12, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 29,520
Offering Note
(1)
This registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r) under the Securities Act, MidCap Financial Investment Corporation (the “Company”) initially deferred payment of all of the registration fees for Registration Statement
No. 333-271227.
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” table in the Company’s Registration Statement on Form
N-2
(File
No. 333-271227),
which was filed on April 12, 2023.